Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Related Party Transactions [Abstract]
Related Party Transactions

(18) Related Party Transactions

From October 2022 through June 2023, the Company issued convertible promissory notes (“2022 Convertible Notes”) of approximately $33.3 million to various investors, out of which $12.1 million was issued to five related parties. Additionally, the Company acquired a related party convertible note, on the same terms as the 2022 Convertible Notes as part of the acquisition of Solaria, with a fair value of $6.7 million at the time of the acquisition. The related party debt is presented as convertible notes, net, due to related parties, noncurrent in the accompanying unaudited condensed consolidated balance sheets. The principal amount of the outstanding balance on the 2022 Convertible Notes accrues at 5.0%, compounded annually. For the thirteen-week periods ended March 31, 2024 and April 2, 2023, the Company has recognized zero and $0.4 million, respectively, in interest expense related to the related party 2022 Convertible Notes.

In June 2023, the Company received $3.5 million of prefunded PIPE proceeds from a related party investor in conjunction with the Company’s merger with Freedom Acquisition I Corp. In July 2023, in connection with the Mergers, in addition to the $3.5 million of related party PIPE proceeds noted above, the Company received additional PIPE proceeds from related parties of $12.1 million. In July 2023, in connection with the Mergers, the Company issued 120,000 shares to a related party as a transaction bonus. Refer to Note 1(a) – Description of Business and Note 4 – Reverse Recapitalization for further discussion.

In July 2023, the Company entered into a series of FPAs as described in Note 5 – Forward Purchase Agreements. In connection with the FPAs, the Company recognized other expense of $30.7 million for the fiscal year ended December 31, 2023 in connection with the issuance of 5,670,000 shares of Complete Solaria Common Stock to the related party FPA Sellers. The Company also recognized other income of $0.3 million in connection with the issuance of the FPAs with related parties. As of March 31, 2024, the Company has recognized a liability associated with the FPAs of $7.9 million due to related parties in its unaudited condensed consolidated balance sheets, and the Company has recognized other expense associated with the change in fair value of the FPA liability due to related parties of $4.7 million in its unaudited condensed consolidated statements of operations and comprehensive loss for the thirteen-weeks ended March 31, 2024.

In September 2023, in connection with the Mergers, the Company entered into a settlement and release agreement with a related party for the settlement of a working capital loan made to the Sponsor, prior to the closing of the Mergers. As part of the settlement agreement, the Company agreed to pay the related party $0.5 million as a return of capital, which is paid in ten equal monthly installments and does not accrue interest. The Company paid $0.2 million in 2023 and the remaining balance of $0.3 million was paid in the thirteen-week period ended March 31, 2024.

The SAFEs, as described in Note 13 – Borrowing Arrangements, entered into in January 2024 and February 2024 were with the Rodgers Massey Freedom and Free Markets Charitable Trust, a related party. The Company received proceeds from the SAFEs totaling $5.0 million in exchange for debt that was subsequently converted into shares of the Company’s common stock as discussed in Note 19 – Subsequent Events.

There were no other material related party transactions during the thirteen-week periods ended March 31, 2024 and April 2, 2023.

(21) Related Party Transactions

Related Party Convertible Promissory Notes

In 2020, the Company issued convertible promissory notes (“2020-A Convertible Notes”) of approximately $3.8 million to various investors, out of which $3.3 million was issued to nine related parties. The principal amount of the outstanding balance accrued interest at 2.0% per annum. In 2021, the Company subsequently issued convertible promissory notes (“2021-A Convertible Notes”) of approximately $4.8 million to various investors, out of which $3.6 million was issued to four related parties. The principal amount of the outstanding balance accrued interest at 2.0% per annum. Refer to Note 15 – Borrowing Arrangements for further details.

In March 2022, as part of the Company’s Series D redeemable convertible preferred stock issuance, the Company converted all of the outstanding convertible note series. As part of the conversion, the Company recognized a gain on the extinguishment of related party convertible notes of $1.4 million, which was recorded in other income (expense), net on the consolidated statements of operations and comprehensive loss.

In October 2022 through June 2023, the Company issued convertible promissory notes (“2022 Convertible Notes”) of approximately $33.3 million to various investors, out of which $12.1 million was issued to five related parties. Additionally, the Company acquired a related party convertible note, on the same terms as the 2022 Convertible Notes as part of the acquisition of Solaria, with a fair value of $6.7 million at the time of the acquisition. The related party debt is presented as convertible notes, net, due to related parties, noncurrent in the accompanying consolidated balance sheets. The principal amount of the outstanding balance on the 2022 Convertible Notes accrues at 5.0%, compounded annually. For the fiscal years ended December 31, 2023 and 2022, the Company has recognized $0.4 million and $0.2 million, respectively, in interest expense related to the related party 2022 Convertible Promissory Notes.

In June 2023, the Company received $3.5 million of prefunded PIPE proceeds from a related party investor in conjunction with the Company’s merger with Freedom Acquisition I Corp (refer to Note 1(a) – Description of Business and Note 3 – Reverse Recapitalization). The $3.5 million investment converted to equity for reclassification of prepaid PIPE, which is reflected in the consolidated statements of redeemable convertible preferred stock and stockholders’ deficit for fiscal year ended December 31, 2023.

In July 2023, in connection with the Mergers, in addition to the $3.5 million of related party PIPE proceeds noted above, the Company received additional PIPE proceeds from related parties of $12.1 million, which is reflected in the consolidated statements of redeemable convertible preferred stock and stockholders’ deficit for the fiscal year ended December 31, 2023.

In July 2023, in connection with the Mergers, the Company issued 120,000 shares to a related party as a transaction bonus. As a result of the issuance, the Company recognized $0.7 million of expense within other income (expense), net in its consolidated statements of operations and comprehensive loss for the fiscal year ended December 31, 2023.

In July 2023, the Company entered into a series of FPAs as described in Note 6 – Forward Purchase Agreements. In connection with the FPAs, the Company recognized other expense of $30.7 million for the fiscal year ended December 31, 2023 in connection with the issuance of 5,670,000 shares of Complete Solaria Common Stock to the related party FPA Sellers. The Company also recognized other income of $0.3 million in connection with the issuance of the FPAs with related parties. As of December 31, 2023, the Company has recognized a liability associated with the FPAs of $3.2 million due to related parties in its consolidated balance sheets, and the Company has recognized other expense associated with the change in fair value of the FPA liability due to related parties of $3.5 million in its consolidated statements of operations and comprehensive loss for both the fiscal year ended December 31, 2023.

In September 2023, in connection with the Mergers, the Company entered into a settlement and release agreement with a related party for the settlement of a working capital loan made to the Sponsor, prior to the closing of the Mergers. As part of the settlement agreement, the Company agreed to pay the related party $0.5 million as a return of capital, which is paid in ten equal monthly installments and does not accrue interest. During fiscal year ended December 31, 2023, the Company made one payment of $0.2 million. As of December 31, 2023, $0.3 million remains outstanding.

There were no other material related party transactions during the fiscal years ended December 31, 2023 and 2022.